Debt - Summary of Hedge Notes (Detail) - Convertible Debt - 0.25% Note Hedges $ in Thousands	12 Months Ended
Jan. 31, 2016 USD ($) shares
Derivatives, Fair Value [Line Items]
Purchase | $	$ 153,800
Shares | shares	17,308,880
Contractual interest rate	0.25%